UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: June 30, 2003
               Check here if Amendment [ ]; Amendment Number:____
              This Amendment (Check only one): [ ] is a restatement
                         [ ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:
                       Name: CAK Capital Management, Inc.
                             d/b/a/ Knott Capital Management
                    Address: 224 Valley Creek Blvd.
                             Suite 100
                             Exton, PA 19341

                         Form 13F File Number: 28-11364

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

                             Name: J. Michael Barron
                            Title: Chief Executive Officer
                            Phone: (610) 854-6000

                     Signature, Place, and Date of Signing:


/s/ J. Michael Barron            Exton, PA                 May 11, 2005
-----------------------------    ----------------------    ------------
    J. Michael Barron            City, State               Date

                                  Report Type:
                            [X] 13F HOLDINGS REPORT.
                                 [ ] 13F NOTICE.
                           [ ] 13F COMBINATION REPORT.
             List of Other Managers Reporting for this Manager: NONE

                              FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   83

Form 13F Information Table Value Total:   $233,314 (thousands)

List of Other Included Managers: NONE

























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

                           FORM 13F INFORMATION TABLE

FORM 13-F 6/30/03
REPORTING MANAGER:
CAK CAPITAL MANAGEMENT, INC. D/B/A KNOTT CAPITAL MANAGEMENT


                                                            FORM 13F INFORMATION TABLE
                                TITLE OF             VALUE      SHARES/    SH/   PUT/   INVSTMT  OTHER         VOTING AUTHORITY
        NAME OF ISSUER           CLASS     CUSIP    (x$1000)    PRN AMT    PRN   CALL   DSCRETN MANAGERS     SOLE     SHARED  NONE
------------------------------ ---------- --------- -------- ------------  ---- ------- ------- -------- ------------ ------  ----

3Com Corporation               COM        885535104     7302 1563575.0000   SH           SOLE            1563575.0000
                                                         221   47325.0000   SH          OTHER              47325.0000
Abbott Laboratories            COM        002824100     6460  147621.1607   SH           SOLE             147621.1607
                                                          15     350.0000   SH          OTHER                350.0000
Aether Systems Inc.            COM        00808V105       72   15000.0000   SH           SOLE              15000.0000
Anglogold Ashanti Limited      COM        035128206     8636  270725.0000   SH           SOLE             270725.0000
                                                         246    7700.0000   SH          OTHER               7700.0000
AstroPower                     COM        04644A101       51   15000.0000   SH           SOLE              15000.0000
BCE Inc.                       COM        05534B109    10163  439779.5484   SH           SOLE             439779.5484
                                                         194    8400.0000   SH          OTHER               8400.0000
Bristol-Myers Squibb           COM        110122108     2046   75350.0000   SH          OTHER              75350.0000
Careside, Inc.                 COM        141728105        1  706969.0000   SH           SOLE             706969.0000
                                                           0    8000.0000   SH          OTHER               8000.0000
Charter Communication          COM        16117M107      298   75000.0000   SH           SOLE              75000.0000
Chesapeake Energy              COM        165167107    13900 1376238.0000   SH           SOLE            1376238.0000
                                                         290   28750.0000   SH          OTHER              28750.0000
Comcast Cl A Special           COM        20030N200     9538  328996.0000   SH           SOLE             328996.0000
                                                         221    7610.0000   SH          OTHER               7610.0000
Dillards Inc cl A              COM        254067101     4175  309915.0000   SH           SOLE             309915.0000
Dun & Bradstreet Corp.         COM        26483E100     9870  240140.0000   SH           SOLE             240140.0000
                                                         234    5700.0000   SH          OTHER               5700.0000
Eagle Broadband                COM        269437109        5   12500.0000   SH           SOLE              12500.0000
Eclipsys Corporation           COM        278856109      131   12500.0000   SH           SOLE              12500.0000
Edgar Online Inc               COM        279765101       43   40000.0000   SH           SOLE              40000.0000
Edwards Lifesciences           COM        28176E108     9305  289500.0000   SH           SOLE             289500.0000
                                                         153    4755.0000   SH          OTHER               4755.0000
Encana Corp                    COM        292505104     1036   27000.0000   SH           SOLE              27000.0000
Exxon Mobil Corporati          COM        30231G102      173    4825.0000   SH           SOLE               4825.0000
                                                          65    1800.0000   SH          OTHER               1800.0000
Gene Logic Inc.                COM        368689105     1559  262075.0000   SH           SOLE             262075.0000
                                                          95   16000.0000   SH          OTHER              16000.0000
GoRemote Internet Comm Inc     COM        382859106       58   15000.0000   SH           SOLE              15000.0000
Gold Fields Ltd                COM        38059T106     9069  744575.0000   SH           SOLE             744575.0000
                                                         219   18000.0000   SH          OTHER              18000.0000
Harmony Gold Mining Ltd        COM        413216300     8326  618115.0000   SH           SOLE             618115.0000
                                                         249   18500.0000   SH          OTHER              18500.0000
Hospitality Properties         COM        44106M102     6872  219906.6941   SH           SOLE             219906.6941
                                                         222    7100.0000   SH          OTHER               7100.0000
Hydrogenics Corp               COM        448882100       67   15000.0000   SH           SOLE              15000.0000
IAC/InterActive Corp           COM        44919P102      275    7000.0000   SH           SOLE               7000.0000
IDEXX Laboratories             COM        45168D104     8640  259220.0000   SH           SOLE             259220.0000
                                                         242    7250.0000   SH          OTHER               7250.0000
IDT Corp Pfd B                 COM        448947309      612   34755.0000   SH           SOLE              34755.0000
IDT {IDTC}                     COM        448947101    10199  569750.0000   SH           SOLE             569750.0000
                                                         314   17550.0000   SH          OTHER              17550.0000
IMPCO Technologies Inc         COM        45255W106      123   20000.0000   SH           SOLE              20000.0000
Kimco Realty Corp.             COM        49446R109     4776  126010.0000   SH           SOLE             126010.0000
                                                          19     510.0000   SH          OTHER                510.0000
Liberty Media cl A             COM        530718105      289   25000.0000   SH           SOLE              25000.0000
Lockheed Martin Corp.          COM        539830109     8278  174022.0000   SH           SOLE             174022.0000
                                                         147    3100.0000   SH          OTHER               3100.0000
Loews Carolina Group           COM        540424207      421   15600.0000   SH           SOLE              15600.0000
Loews Corp                     COM        540424108    10804  228472.5057   SH           SOLE             228472.5057
                                                         254    5375.0000   SH          OTHER               5375.0000
Marathon Oil Corp              COM        565849106     8059  305850.0000   SH           SOLE             305850.0000
                                                         156    5910.0000   SH          OTHER               5910.0000
McKesson Corp                  COM        58155Q103      482   13500.0000   SH           SOLE              13500.0000
Millennium Pharmaceut          COM        599902103      236   15000.0000   SH           SOLE              15000.0000
Mitcham Industries I           COM        606501104      115   75000.0000   SH           SOLE              75000.0000
Motorola Inc.                  COM        620076109      141   15000.0000   SH           SOLE              15000.0000
Newmont Mining Corp Hlding Co  COM        651639106      422   13000.0000   SH           SOLE              13000.0000
Northgate Minerals Corp        COM        666416102       82   75000.0000   SH           SOLE              75000.0000
Northrop Grumman Corp          COM        666807102     7908   91641.0000   SH           SOLE              91641.0000
                                                         149    1732.0000   SH          OTHER               1732.0000
Pan American Silver C          COM        697900108      141   20000.0000   SH           SOLE              20000.0000
Pharmacopeia Drug Discovery    COM        7171EP101       82   10000.0000   SH           SOLE              10000.0000
Praecis Pharmaceutica          COM        739421105      122   25000.0000   SH           SOLE              25000.0000
Rita Medical Systems           COM        76774E103      250   71500.0000   SH           SOLE              71500.0000
Royal Dutch Petroleum          COM        780257804     9337  200280.0000   SH           SOLE             200280.0000
                                                         165    3535.0000   SH          OTHER               3535.0000
Ruby Tuesday Inc.              COM        781182100     8031  324742.0000   SH           SOLE             324742.0000
                                                          84    3400.0000   SH          OTHER               3400.0000
Sigma-Aldrich Corpora          COM        826552101      433    8000.0000   SH           SOLE               8000.0000
Sm & Wollensky Rest Grp Inc    COM        831758107      217   42500.0000   SH           SOLE              42500.0000
St. Joe Company                COM        790148100    14521  465420.0000   SH           SOLE             465420.0000
                                                         680   21800.0000   SH          OTHER              21800.0000
Suncor Energy                  COM        867229106     8263  440680.0000   SH           SOLE             440680.0000
                                                         287   15300.0000   SH          OTHER              15300.0000
Walgreen Company               COM        931422109     1836   61000.0000   SH          OTHER              61000.0000
Wyeth                          COM        983024100     7334  161000.0000   SH          OTHER             161000.0000
Zimmer Holdings Inc.           COM        98956P102     6190  137410.0000   SH           SOLE             137410.0000
                                                         559   12415.0000   SH          OTHER              12415.0000
Zix Corporation                COM        98974P100       57   15000.0000   SH           SOLE              15000.0000

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